Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets, valuation allowance	$ 147,694	$ 128,101
Tax credits, expiration date	Dec. 31, 2034
Interest or penalties	$ 0	$ 0
Federal
Operating loss carryforwards without expiration	220,400
Operating Loss Carryforwards	244,100
Income tax credits	14,100
State
Operating loss carryforwards without expiration	400
Operating Loss Carryforwards	514,900
Income tax credits	$ 5,200